LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure Text Block [Abstract]
Lessee, Operating Lease, Disclosure [Table Text Block]
As of June 30, 2020, the Company's lease components included in the consolidated balance sheet were as follows:

Lease component	Classification	June 30, 2020
Assets
ROU assets - operating lease	Other assets	$90,785

Total ROU assets		$90,785

Liabilities
Current operating lease liability	Current liabilities	$22,049

Long-term operating lease liability	Other liabilities	70,326

Total lease liabilities		$92,375

As of December 31, 2019, the Company's lease components included in the consolidated balance sheet were as follows:

Lease component	Classification	December 31, 2019
Assets
ROU assets - operating lease	Other assets	$101,883
Total ROU assets		$101,883
Liabilities
Current operating lease liability	Current liabilities	$21,365
Long-term operating lease liability	Other liabilities	81,494
Total lease liabilities		$102,859

Lease, Cost [Table Text Block]
Rent expense is recognized on a straight-line basis over the life of the lease. Rent expense consists of the following:

Six months ended
June 30, 2020
Operating lease costs	$12,576
Short term lease cost	-

Total rent expense	$12,576

Rent expense is recognized on a straight-line basis over the life of the lease. Rent expense consists of the following:

Twelve months ended
December 31, 2019
Operating lease costs	$16,830
Short term lease cost	3,000
Total rent expense	$19,830

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Future minimum lease payments under non-cancellable leases were as follows:

June 30, 2020
2020 - remaining 6 months	$12,199
2021	24,886
2022	25,633
2023	26,402
2024	8,886
Total future minimum lease payments	$98,006
Less: Interest	5,631
Total operating lease liabilities	$92,375

Current operating lease liability	$22,049
Long-term operating lease liability	70,326
Total operating lease liabilities	$92,375

Future minimum lease payments under non-cancellable leases were as follows:

December 31, 2019
2020	$24,161
2021	24,886
2022	25,633
2023	26,402
2024	8,886
2025 and beyond	-
Total future minimum lease payments	$109,968
Less: Interest	7,109
Total operating lease liabilities	$102,859
Current operating lease liability	$21,365
Long-term operating lease liability	81,494
Total operating lease liabilities	$102,859